Financial Instruments (Allowance for Doubtful Accounts for Expected Credit Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance, beginning of period	$ 78	$ 74
Additions (doubtful accounts expense)	28	25
Net usage	(39)	(21)
Balance, end of period	$ 67	$ 78